Interim Condensed Consolidated Statements of Changes in Members' Capital - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Members' capital, beginning balance	$ 1,741	$ 1,286	$ 1,590	$ 1,677	$ 1,677	$ 4,188
Net income (loss) less distributions to Series C preferred equity holders of $151 and $115	351	(44)	530	(445)	232	(2,301)
Contributions from Series B preferred equity holders	30	50	140	60	90	160
Earned distributions to Series B preferred equity holders	(46)		(90)		(168)	(153)
Distributions to common equity holders	(129)		(223)		(241)	(217)
Members' capital, ending balance	$ 1,947	$ 1,292	$ 1,947	$ 1,292	$ 1,590	$ 1,677